Note 20 - Deferred Income Tax - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016
Statement Line Items [Line Items]
At the beginning of the year		$ 406,044		$ 549,619
Translation differences		783		(7,693)
Charged directly to other comprehensive income		(1,361)		1,783
Income statement credit (charge)		(101,028)		(132,969)
Transfer to assets held for sale				(4,696)
At the end of the year		304,438		406,044
Deferred tax assets, provisions and allowances [member]
Statement Line Items [Line Items]
At the beginning of the year		(33,276)		(32,425)
Translation differences		(223)		(3,123)
Charged directly to other comprehensive income
Income statement credit (charge)		7,024		2,272
Transfer to assets held for sale
At the end of the year		(26,475)		(33,276)
Deferred tax assets, inventory [member]
Statement Line Items [Line Items]
At the beginning of the year		(94,176)		(107,378)
Translation differences		(972)		(1,347)
Charged directly to other comprehensive income
Income statement credit (charge)		5,593		14,274
Transfer to assets held for sale				275
At the end of the year		(89,555)		(94,176)
Deferred tax assets, tax loss [member]
Statement Line Items [Line Items]
At the beginning of the year		(199,326)	[1]	(99,394)
Translation differences		322	[1]	(2,741)
Charged directly to other comprehensive income			[1]
Income statement credit (charge)		(155,940)	[1]	(97,191)
Transfer to assets held for sale
At the end of the year	[1]	(354,944)		(199,326)
Deferred tax assets, other [member]
Statement Line Items [Line Items]
At the beginning of the year		(81,838)		(102,396)
Translation differences		(606)		14
Charged directly to other comprehensive income		(778)		1,823
Income statement credit (charge)		23,189		17,968
Transfer to assets held for sale				753
At the end of the year		(60,033)		(81,838)
Deferred tax assets [member]
Statement Line Items [Line Items]
At the beginning of the year		(408,616)		(341,593)
Translation differences		(1,479)		(7,197)
Charged directly to other comprehensive income		(778)		1,823
Income statement credit (charge)		(120,134)		(62,677)
Transfer to assets held for sale				1,028
At the end of the year		(531,007)		(408,616)
Deferred tax liabilities, fixed assets [member]
Statement Line Items [Line Items]
At the beginning of the year		263,056		299,139
Translation differences		2,243		(540)
Charged directly to other comprehensive income
Income statement credit (charge)		207,605		(29,819)
Transfer to assets held for sale				(5,724)
At the end of the year		472,904		263,056
Deferred tax liabilities, inventory [member]
Statement Line Items [Line Items]
At the beginning of the year		36,891		42,516
Translation differences		(2)
Charged directly to other comprehensive income
Income statement credit (charge)		(1,955)		(5,625)
Transfer to assets held for sale
At the end of the year		34,934		36,891
Deferred tax liabilities, intangible and other assets [member]
Statement Line Items [Line Items]
At the beginning of the year	[2]	514,713		549,557
Translation differences	[2]	21		44
Charged directly to other comprehensive income	[2]	(583)		(40)
Income statement credit (charge)	[2]	(186,544)		(34,848)
Transfer to assets held for sale	[2]
At the end of the year	[2]	327,607		514,713
Deferred tab liabilities [member]
Statement Line Items [Line Items]
At the beginning of the year		814,660		891,212
Translation differences		2,262		(496)
Charged directly to other comprehensive income		(583)		(40)
Income statement credit (charge)		19,106		(70,292)
Transfer to assets held for sale				(5,724)
At the end of the year		$ 835,445		$ 814,660

[1]	As of December 31, 2017, the net unrecognized deferred tax assets amount to $98.8 million.
[2]	Includes the effect of currency translation on tax base (see Note 8).